As filed with the Securities and Exchange Commission on August 31, 2001.
                                                         File No. 333-55306
                                                                  811-07541
------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                         Post-Effective Amendment No. 2

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                                Amendment No. 24

                        (Check appropriate box or boxes)

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
    (Name, Complete Address and Telephone Number of Agent For Service)


                        Copies of all communications to:

Richard T. Choi, Esquire                  Joanne M. Derrig, Esquire
Foley & Lardner                           ALFS, Inc.
3000 K Street N.W.                        3100 Sanders Road, Suite J5B
Suite 500                                 Northbrook, IL 60062
Washington, D.C. 20007-5109

           Approximate date of proposed public offering: Continuous

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/X/ immediately  upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant  to  paragraph  (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life Multi-Manager Variable Account under deferred variable annuity contracts.


                                Explanatory Note

Registrant is filing this Post-Effective Amendment No. 2 solely for the purpose of reflecting changes in the variable sub-accounts that will be available under the Glenbrook Provider Ultra Variable Annuity contract described in the registration statement and to correct certain printing errors in the prospectus describing the Glenbrook Provider Ultra Variable Annuity contracts offered by SunTrust Annuities, Inc. Registrant does not intend for this Post-Effective Amendment No. 2 to amend or delete any other part of this registration statement except as specifically noted herein.

                       Glenbrook Life and Annuity Company
                  Glenbrook Life Multi-Manager Variable Account

                      Supplement, dated August 31, 2001 to
                 Glenbrook Provider Ultra Variable Annuity Prospectus
                                dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced prospectus for the Glenbrook Provider Ultra Variable Annuity contract (the "Contract"). Please keep this supplement for future reference together with your prospectus.

Cover page: Replace the second paragraph with the following:

The Contract currently offers 52 "investment alternatives". The investment alternatives include 3 fixed account options ("Fixed Account Options") and 49 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life Multi-Manager Variable Account ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("Portfolios") of the following mutual funds ("Funds"):

       - AIM VARIABLE INSURANCE FUNDS

       - THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

       - DREYFUS STOCK INDEX FUND

       - DREYFUS VARIABLE INVESTMENT FUND (VIF)

       - FIDELITY VARIABLE INSURANCE PRODUCTS FUND

       - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

       - GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)

       - LSA VARIABLE SERIES TRUST

       - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-

       - OPPENHEIMER VARIABLE ACCOUNT FUNDS

       - PUTNAM VARIABLE TRUST

       - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Page 5: Add "Putnam Investment Management, Inc." to the list of investment advisors under the heading "Investment Alternatives."

Change all  references  throughout the  prospectus to the  availability  of "44"
Variable Sub-Accounts to "49" Variable Sub-Accounts, and "47" investment alternatives to "52" investment alternatives.

Page 9: Insert the following to the chart describing Portfolio Annual Expenses:




Portfolio                                                          Management    Rule 12b-1      Other      Total Annual
                                                                     Fees            Fees       Expenses  Portfolio Expenses

Putnam VT Growth and Income Fund - Class IB (20)                     0.46%         0.25%         0.04%          0.75%
Putnam VT Growth Opportunities Fund - Class IB (20, 21)                  0.70%         0.25%         0.16%          1.11%
Putnam VT International Growth Fund - Class IB (20)                  0.76%         0.25%         0.18%          1.19%
Putnam VT New Value Fund - Class IB (20)                             0.70%         0.25%         0.09%          1.04%
Putnam VT Research Fund - Class IB (20)                              0.65%         0.25%         0.13%          1.03%



Page 11:  Insert  the  following  after the chart  describing  Portfolio  Annual
Expenses:

     (20) Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

     (21) Expenses are based on estimates for the current fiscal year.

Page 12:  Insert the following to Example 1:

Variable Sub-Account                                   1 Year    3 Years     5 Years     10 Years
--------------------                                   ------    -------     -------     --------

Putnam VT Growth and Income - Class IB                  $82       $138        $196         $344
Putnam VT Growth Opportunities - Class IB               $86       $149        $214         $378
Putnam VT International Growth - Class IB               $87       $151        $218         $386
Putnam VT New Value - Class IB                          $85       $147        $211         $371
Putnam VT Research - Class IB                           $85       $146        $210         $371


Page 13:  Insert the following to Example 2:


Variable Sub-Account                                   1 Year    3 Years     5 Years     10 Years
--------------------                                   ------    -------     -------     --------
Putnam VT Growth and Income - Class IB                  $31      $95          $162         $344
Putnam VT Growth Opportunities - Class IB               $35      $106         $180         $378
Putnam VT International Growth - Class IB               $36      $109         $184         $386
Putnam VT New Value - Class IB                          $34      $104         $177         $371
Putnam VT Research - Class IB                           $34      $104         $176         $371



Page 14: Insert the following after the second paragraph:

          Also, there are no Accumulation Unit Values to report for the following Variable Sub-Accounts, which were first offered under this Contract as of the date of this supplement: Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT International Growth - Class IB, Putnam VT New Value - Class IB, and Putnam VT Research - Class IB.

Page 15: Under the heading "Contract Owner," replace the second sentence in the third paragraph with the following:

          The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

Page 19: Under "Investment Alternatives: The Variable Sub-Accounts," insert the following to the table describing the investment objective and investment adviser of each Portfolio:

     Putnam Variable Trust - Class IB

     Putnam VT Growth and Income Fund             Capital growth and current        Putnam Investment Management, Inc.
                                                  income
     Putnam VT Growth Opportunities Fund          Capital appreciation
     Putnam VT International Growth Fund          Capital growth
     Putnam VT New Value Fund                     Long-term capital appreciation
     Putnam VT Research                           Capital appreciation


Page 33: Replace the first sentence of the third paragraph under the sub-heading "THE VARIABLE ACCOUNT" with the following:

          The Variable Account consists of multiple Variable Sub-Accounts, of which 49 are currently available for investment under the Contract.


Page 37: Replace the first sentence under the heading "ANNUAL REPORTS AND OTHER DOCUMENTS" with the following:

          Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 and Glenbrook's quarterly report on Form 10Q for the quarter ended June 30, 2001 are incorporated herein by reference, which means that they are legally a part of this prospectus.

                       Glenbrook Life and Annuity Company
                  Glenbrook Life Multi-Manager Variable Account

                      Supplement, dated August 31, 2001 to
                 Glenbrook Provider Ultra Variable Annuity Prospectus
                                dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced prospectus for the Glenbrook Provider Ultra Variable Annuity contract (the "Contract") offered by SunTrust Annuities, Inc. ("SunTrust Annuities") and sold under the direction of SunTrust Securities, Inc., a registered broker-dealer ("SunTrust Securities"). SunTrust Annuities and SunTrust Securities are affiliates of SunTrust Banks, Inc. Please keep this supplement for future reference together with your prospectus.

General: Please add "Class IB" to each reference in the prospectus to the following ortfolio names (and corresponding Variable Sub-Accounts):

        Putnam VT Diversified Income Fund
        Putnam VT Growth and Income Fund
        Putnam VT Growth Opportunities Fund
        Putnam VT Health Sciences Fund
        Putnam VT New Value Fund
        Putnam VT Voyager Fund II

Page 8: Replace the information pertaining to the Putnam VT Diversified Income, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Health Sciences, Putnam VT New Value, and Putnam VT Voyager II Funds in the "Portfolio Annual Expenses" table with the following:


                                                         Management          Rule 12b-1           Other          Total Portfolio
Portfolio                                                  Fees                Fees             Expenses         Annual Expenses

Putnam VT Diversified Income Fund - Class IB (14)           0.68%               0.25%              0.10%               1.03%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB (14)            0.46%               0.25%              0.04%               0.75%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund - Class IB (14)         0.70%               0.25%              0.16%               1.11%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (14)              0.70%               0.25%              0.09%               1.04%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB (14)                    0.70%               0.25%              0.09%               1.04%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II - Class IB (11) (14)              0.70%               0.25%              0.30%               1.25%

Page 9: Insert the following footnote after the chart describing Portfolio Annual Expenses:

          (11) Expenses are based on estimates for the current fiscal year.

          (14) Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

Page 13: Under the heading "Contract Owner," replace the second sentence in the third paragraph with the following:

          The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

Page 36: Replace the first sentence under the heading "ANNUAL REPORTS AND OTHER DOCUMENTS" with the following:

          Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 and Glenbrook's quarterly report on Form 10Q for the quarter ended June 30, 2001 are incorporated herein by reference, which means that they are legally a part of this prospectus.

                       Glenbrook Life and Annuity Company
                 Glenbrook Life Multi-Manager Variable Account
                     Supplement, dated August 31, 2001, to
                   Glenbrook Provider Ultra Variable Annuity
                       Statement of Additional Information
                                dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Glenbrook Provider Ultra Variable Annuity Contract (the "Contract").

General: Add "Class IB" to each reference in the SAI to the following Portfolio names (and corresponding Variable Sub-Accounts:

        Putnam VT Diversified Income Fund
        Putnam VT Growth and Income Fund
        Putnam VT Growth Opportunities Fund
        Putnam VT Health Sciences Fund
        Putnam VT New Value Fund
        Putnam VT Voyager Fund II

Page __: Append the following to the fifth paragraph under Standardized Total
Returns:

          In addition, no standardized total returns are shown for the Putnam VT International Growth - Class IB and Putnam VT Research - Class IB Variable Sub-Accounts, because they commenced operations as of the date of this supplement.



Page __: Append the following to the third paragraph under Non-Standardized Total Returns:

          In addition, no non-standardized total returns are shown for the Putnam VT International Growth - Class IB and Putnam VT Research - Class IB Variable Sub-Accounts, because they commenced operations as of the date of this supplement.

Page __: Insert the following information to the table for the Portfolio inception dates:

        Putnam Growth and Income-IB     02/01/88
        Putnam Growth Opportunities-IB  01/31/00
        Putnam International Growth-IB  01/02/97
        Putnam New Value-IB             01/02/97
        Putnam Research-IB              09/29/98

Page __: Delete the performance information pertaining to each of the Putnam Variable Sub-Accounts under the Adjusted Historical Total Returns tables and replace with following:


(Without the Enhanced Death Benefit Rider, Income Benefit Rider, or the Enhanced Earnings Death Benefit Rider)

                                                                    Ten Years or
                                                                      Since
Variable Sub-Account                         1 Year       5 Years    Inception*

Putnam VT Diversified Income - Class IB+     -6.68%        0.99%         2.78%
Putnam VT Growth and Income - Class IB+       1.31%       11.75%        12.90%
Putnam VT Growth Opportunities - Class IB+    N/A          N/A         -30.50%
Putnam VT Health Sciences - Class IB+        31.96%        N/A          12.32%
Putnam VT International - Class IB+         -15.95%        N/A          16.47%
Putnam VT New Value - Class IB+              15.57%        N/A           8.85%
Putnam VT Research - Class IB+               -8.47%        N/A          15.88%
Putnam VT Voyager Fund II - Class IB+         N/A          N/A         -78.47%



(With Enhanced Death Benefit Rider or the Income Benefit Rider)

                                                                    Ten Years or
                                                                       Since
Variable Sub-Account                        1 Year       5 Years     Inception*

Putnam VT Diversified Income - Class IB+    -6.92%       0.73%          2.52%
Putnam VT Growth and Income - Class IB+      1.05%      11.46%         12.62%
Putnam VT Growth Opportunities - Class IB+   N/A         N/A          -30.69%
Putnam VT Health Sciences - Class IB+       31.62%       N/A           12.03%
Putnam VT International Growth -Class IB+  -16.17%       N/A           16.17%
Putnam VT New Value - Class IB+             15.27%       N/A            8.57%
Putnam VT Research - Class IB               -8.71%       N/A           15.58%
Putnam VT Voyager Fund II - Class IB+        N/A         N/A          -78.53%

(With the Enhanced Death Benefit and Income Benefit Riders)


                                                                    Ten Years or
                                                                       Since
Variable Sub-Account                        1 Year       5 Years     Inception*

Putnam VT Diversified Income - Class IB+    -7.17%       0.47%          2.26%
Putnam VT Growth and Income - Class IB+      0.78%      11.18%         12.33%
Putnam VT Growth Opportunities - Class IB+   N/A         N/A          -30.88%
Putnam VT Health Sciences - Class IB+       31.28%       N/A           11.74%
Putnam VT International Growth - Class IB  -16.39%       N/A           15.87%
Putnam VT New Value - Class IB+             14.97%       N/A            8.29%
Putnam VT Research - Class IB               -8.95%       N/A           15.28%
Putnam VT Voyager Fund II - Class IB+        N/A         N/A          -78.59%




(With the Enhanced Earnings Death Benefit)
                                                                    Ten Years or
                                                                      Since
Variable Sub-Account                         1 Year       5 Years     Inception*

Putnam VT Diversified Income - Class IB+     -7.02%       0.63%         2.42%
Putnam VT Growth and Income - Class IB+       0.94%      11.35%        12.50%
Putnam VT Growth Opportunities - Class IB+    N/A         N/A         -30.77%
Putnam VT Health Sciences - Class IB+        31.49%       N/A          11.91%
Putnam VT International Growth - Class IB   -16.26%       N/A          16.05%
Putnam VT New Value - Class IB+              15.15%       N/A           8.46%
Putnam VT Research- Class IB                 -8.80%       N/A          15.46%
Putnam VT Voyager Fund II - Class IB+         N/A         N/A         -78.55%




(With the Enhanced Death Benefit, Income Benefit, and Enhanced  Earnings Death
Benefit Riders)

                                                                    Ten Years or
                                                                       Since
Variable Sub-Account                             1 Year    5 Years   Inception*

Putnam VT Diversified Income - Class IB+         -7.51%    0.11%        1.91%
Putnam VT Growth and Income - Class IB+           0.42%   10.78%       11.94%
Putnam VT Growth Opportunities - Class IB+        N/A      N/A        -31.14%
Putnam VT Health Sciences - Class IB+            30.81%    N/A         11.34%
Putnam VT International Growth - Class IB       -16.70%    N/A         15.46%
Putnam VT New Value - Class IB+                  14.55%    N/A          7.90%
Putnam VT Research - Class IB                    -9.28%    N/A         14.87%
Putnam VT Voyager Fund II - Class IB+             N/A      N/A        -78.67%


+The performance shown is based on historical performance of the Class IB shares from inception of the Portfolio through December 31, 2000, and includes a Rule 12b-1 fee of 0.15%. As of May 1, 2001, the Portfolios' Board of Trustees authorized increasing the 12b-1 fee to 0.25%. Please be advised that performance shown would be lower had the increased fee been in effect for the period prior to May 1, 2001.

Part C is hereby amended to include the following exhibits:


Item 24(b).    EXHIBITS

(8)(b) Participation Agreement Among Putnam Variable Trust, Putnam Retail Management, Inc. and Glenbrook Life and Annuity Company

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company

(13)(c)  Performance Data Calculations for the following Variable  Sub-Accounts:
Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT International Growth - Class IB, Putnam VT New Value - Class IB, and Putnam VT Research - Class IB.

(99)(b) Power of Attorney for Steven E. Shebik

Item 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL         POSITION AND OFFICE WITH
BUSINESS ADDRESS           DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II       Director, President and Chief Executive Officer
                             (Principal Executive Officer)
Michael J. Velotta         Director, Vice President, Secretary
                              and General Counsel
Marla G. Friedman          Director and Vice President
Margaret G. Dyer           Director
John C. Lounds             Director
J. Kevin McCarthy          Director
Steven E. Shebik           Director and Vice President
                             (Principal Financial Officer)
John R. Hunter             Vice President
Kevin R. Slawin            Vice President
Karen C. Gardner           Vice President
Sarah R. Donahue           Assistant Vice President
Timothy N. Vander Pas      Assistant Vice President
Samuel H. Pilch            Vice President and Controller
                             (Principal Accounting Officer)
Casey J. Sylla             Chief Investment Officer
James P. Zils              Treasurer
Barry S. Paul              Assistant Vice President and Assistant Treasurer
Joanne M. Derrig           Assistant Secretary, Assistant General Counsel
                              and Chief Compliance Officer
Paul N. Kierig             Assistant Secretary
Mary J. McGinn             Assistant Secretary
Susan L. Lees              Assistant Secretary
Carol S. Watson            Assistant Secretary
Errol Cramer               Corporate Actuary
Patricia W. Wilson         Assistant Treasurer

The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


Item 27.    NUMBER OF CONTRACT OWNERS

As of July 31, 2001, there were 88 non-qualified contracts and 47 qualified contracts.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Multi-Manager Variable Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized all in the Township of Northfield, State of Illinois, on the 31st day of August, 2001.




                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY

                                   (DEPOSITOR)

                            By:/s/MICHAEL J. VELOTTA
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following Directors and officers of Glenbrook Life and Annuity Company on the 31st day of August, 2001.

*/THOMAS J. WILSON, II              President, Chief Executive Officer
----------------------------         and Director (Principal Executive Officer)
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA               Vice President, Secretary,
-----------------------------         General Counsel and Director
Michael J. Velotta


*/SAMUEL H. PILCH                   Vice President and Controller
-----------------------------        (Principal Accounting Officer)
Samuel H. Pilch


*/MARGARET G. DYER                  Director
-----------------------------
Margaret G. Dyer


*/JOHN C. LOUNDS                    Director
----------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                 Director
------------------------------
J. Kevin McCarthy


*/STEVEN E. SHEBIK                  Director and Vice President
----------------------------         (Principal Financial Officer)
Steven E. Shebik


*/MARLA G. FRIEDMAN                 Director and Vice President
---------------------------
Marla G. Friedman


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                  EXHIBIT INDEX

Exhibit                    Description

(8)(b) Participation Agreement Among Putnam Variable Trust, Putnam Retail Management, Inc. and Glenbrook Life and Annuity Company

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company

(13)(c) Performance Data Calculations for the following Variable sub-Accounts:
Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT International Growth - Class IB, Putnam VT New Value - Class IB, and Putnam VT Research - Class IB.

(99)(b) Power of Attorney for Steven E. Shebik